Restructuring Charges - Restructuring Charges (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 1,100	$ 1,099
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring charges		53
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring charges		370
Selling, general and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 676